Share Based Compensation - Schedule of Changes in the RSUs (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Changes in the RSUs [Line Items]
Number of RSUs, Awarded and unvested | shares	12,000
Weighted average grant date fair value, Awarded and unvested | $ / shares	$ 25.38
Number of RSUs, Granted | shares	24,379
Weighted average grant date fair value, Granted | $ / shares	$ 3.61
Number of RSUs, Cancelled/forfeited | shares
Weighted average grant date fair value, Cancelled/forfeited | $ / shares
Number of RSUs, Vested | shares	(24,379)
Weighted average grant date fair value, Vested | $ / shares	$ 3.61
Number of RSUs, Awarded and unvested | shares	12,000
Weighted average grant date fair value, Awarded and unvested | $ / shares	$ 25.38
Number of RSUs, Expected to vest | shares	12,000
Weighted average grant date fair value, Expected to vest | $ / shares	$ 25.38